Statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Summary of cash and cash equivalents
(1) Details of cash and cash equivalents are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Cash	1,464,606	1,661,517
Foreign currencies	715,495	812,026
Demand deposits	28,248,420	24,634,075
Fixed deposits	128,097	173,505

Total	30,556,618	27,281,123

Summary of restricted cash and cash equivalents
(2) Details of restricted cash and cash equivalents are as follows (Unit: Korean Won in millions)

	Counterparty	December 31, 2023	Reason of restriction
Due from banks in local currency:
Due from BOK on demand	BOK	13,420,310	Reserve deposits under the BOK Act

Due from banks in foreign currencies:
Due from banks on demand	Bank of Japan and others	957,627	Reserve deposits etc.

	Total	14,377,937

	Counterparty	December 31, 2024	Reason of restriction
Due from banks in local currency:
Due from BOK on demand	BOK	9,712,194	Reserve deposits under the BOK Act

Due from banks in foreign currencies:
Due from banks on demand	Bank and others	2,954,868	Reserve deposits etc.

	Total	12,667,062

Summary of Significant transactions of investing activities and financing activities not involving cash inflows and outflows
(3) Significant transactions of investing activities and financing activities not involving cash inflows and outflows are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2022	2023	2024
Changes in other comprehensive income related to valuation of financial assets at FVTOCI	(493,871)	725,525	34,058
Changes in other comprehensive income related to valuation of assets of associate	612	2,965	(5,367)
Changes in other comprehensive income related to valuation profit or loss on cash flow hedge	(9,835)	(16,524)	6,591
Changes in financial assets measure at FVTOCI due to debt-for-equity swap	14,594	206	18,536
Changes in premises and equipment due to the transfer of assets held-for-sale	(13,109)	(2,504)	(38,423)
Transfer of investment properties to premises and equipment	—	2,098	(42,344)
Transfer of premises and equipment to investment properties	7,153	—	—
Changes in account payables related to premises and equipment	281	—	—
Changes in account payables related to intangible assets	(11,530)	11,121	24,134
Changes in right-of-use assets and lease liabilities	194,236	219,531	427,926
Changes in other comprehensive income related to foreign operation translation	32,536	45,080	522,845

Summary of Adjustments of liabilities from financing activities
(4) Adjustments of liabilities from financing activities are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2022
	Beginning balance	Cash flow	Not involving cash inflows and outflows			Ending balance
			Foreign Exchange	Variation of gains on valuation of hedged items	Others (*)
Borrowings	24,755,459	2,881,675	760,918	—	31,551	28,429,603
Debentures	44,653,864	(484,874)	297,861	(257,910)	(10,455)	44,198,486
Lease liabilities	343,213	(187,531)	4,645	—	158,834	319,161
Other liabilities	26,907	513	—	—	(36)	27,384

Total	69,779,443	2,209,783	1,063,424	(257,910)	179,894	72,974,634

(*)	The change in lease liabilities due to the new contract includes 235,215 million Won.

	For the year ended December 31, 2023
	Beginning balance	Cash flow	Not involving cash inflows and outflows				Ending balance
			Foreign Exchange	Variation of gain(loss) on valuation of hedged items	Business Combination	Others (*)
Borrowings	28,429,603	2,332,376	191,250	—	—	33,517	30,986,746
Debentures	44,198,486	(3,227,650)	82,210	63,615	—	122,584	41,239,245
Lease liabilities	319,161	(160,673)	1,130	—	—	174,838	334,456
Other liabilities	27,384	118	—	—	4	641	28,147

Total	72,974,634	(1,055,829)	274,590	63,615	4	331,580	72,588,594

(*)	The change in lease liabilities due to the new contract includes 210,810 million Won.

	For the year ended December 31, 2024
	Beginning balance	Cash flow	Not involving cash inflows and outflows				Ending balance
			Foreign Exchange	Variation of gain(loss) on valuation of hedged items	Business Combination	Others (*)
Borrowings	30,986,746	(3,011,120)	2,113,979	—	—	27,426	30,117,031
Debentures	41,239,245	5,594,220	870,846	39,102	—	463,690	48,207,103
Lease liabilities	334,456	(238,770)	13,555	—	—	417,849	527,090
Other liabilities	28,147	(17,690)	—	—	—	16,169	26,626

Total	72,588,594	2,326,640	2,998,380	39,102	—	925,134	78,877,850

(*)	The change in lease liabilities due to the new contract includes 366,340 million Won.